Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss		$ (4,220)	$ (4,625)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment		8	6
Reduction in the carrying amount of operating lease right of use asset		28	27
Share-based compensation		95	135
Changes in fair value of short-term investment		(3)	198
Financial expenses (income), net		(146)	92
Change in prepaid expenses, and other current assets		(123)	(894)
Decrease in operating lease liability		(27)	(37)
Decrease in trade payables		(86)	(130)
Decrease in deferred revenues		(392)	(409)
Decrease in other accounts payable		(179)	(441)
Net cash used in operating activities		(5,045)	(6,078)
Cash flows from investing activities:
Purchase of property, plant and equipment		(2)	(5)
Maturity of short-term deposits		5,000	17,997
Investment in short-term deposits		(6,000)	(14,500)
Net cash provided by (used in) investing activities		(1,002)	3,492
Cash flows from financing activities:
Proceeds from issuance of ordinary shares and warrants, net of issuance costs		6,526
Proceeds from issuance of ordinary share due to exercise of warrants		1
Net cash provided by financing activities		6,527
Exchange differences on balances of cash and cash equivalents	[1]		(92)
Increase (decrease) in cash and cash equivalents		480	(2,678)
Cash and cash equivalents at the beginning of the period		2,978	4,390
Cash and cash equivalents at the end of the period		3,458	1,712
Supplemental disclosures of noncash investing and financing activities:
Lease liabilities arising from obtaining right-of-use-assets		$ 32

[1]	Represent an amount lower than 1 thousands.